OTHER ASSETS (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
OTHER ASSETS
Account receivable	$ 261,852
Other receivables	349,793	$ 770,985
Other Assets	$ 611,645	$ 770,985